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GIORDANO INVESTMENT TRUST

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Supplement to the Statement of Additional Information

March 10, 2008

This Supplement to the Statement of Additional Information dated January 28, 2008 and as amended and restated on February 28, 2008 (“SAI”) for the Giordano Fund (“Fund”), a series of the Giordano Investment Trust (“Trust”), updates the SAI to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund’s SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling the Fund toll-free at the number above.

The SAI is being revised in order to reflect a change in the composition of the Trust’s Board of Trustees (“Board”). Effective March 1, 2008, Murat M. Dorkan resigned from the Board.

•	The table on page 15 of the SAI under the section entitled “Trustees and Officers” is being amended in its entirety and replaced to read as follows:

Name, Age and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Jonathan C. Hamley, 43	Trustee	Since 10/2005	Owner, Hamley Appraisals since December, 1996.	1	None
Thomas Z. Reed, 47	Trustee	Since 2/2008	Self employed Realtor and Agent (Associated with Long & Foster Real Estate, Inc.) since 1998.	1	None
INTERESTED TRUSTEE*
Joseph A. Giordano, 44*	Trustee, President, Treasurer, Principal Executive Officer, Principal Financial Officer, and Chief Compliance Officer	Since 10/2005	OSJ/Branch Manager, Capital Investment Group, Inc. (Distributor to the Fund) since July, 1992; President, Harbor Discount Investment Corporation (financial services company) since July, 1992; Vice-President, Harbor Investment Counsel (investment adviser) since April, 1999; Treasurer, Giordano Holding Corporation (stock holding company) since May, 1991; General Manager and President, Giordano Asset Management, LLC since January, 2005	1	None
* Mr. Giordano is an Interested Trustee because he is a Member of Giordano Asset Management, LLC, the investment advisor to the Fund.

Name, Age and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OTHER OFFICERS
Christopher D. Menconi, 39**	Assistant Secretary	Since 4/2007

Counsel, Morgan Lewis & Bockius, LLC (law firm), from January 2008 to present, Partner, Dykema Gossett, PLLC (law firm), August, 2006 to December 2007; Attorney, Morgan Lewis & Bockius, LLC, from April, 2001 to August, 2006.

				n/a	n/a
Jacob S. Brown, 27	Assistant Treasurer	Since 10/2007	Financial Reporting Manager, The Nottingham Company (administrator to the Fund) since 2003; previously Intern, Sara Lee Corporation (food products and household goods).	n/a	n/a
A. Vason Hamrick, 30	Secretary	Since 4/2007	Corporate Counsel, The Nottingham Company (administrator to the Fund) since 2004.	n/a	n/a
** Mr. Menconi is married to the sister of Mr. Giordano’s wife.

•	The table on page 16 of the SAI under the section entitled “Beneficial Equity Ownership Information” is being amended in its entirety and replaced to read as follows:

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2007 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*
INDEPENDENT TRUSTEES
Murat M. Dorkan**	A	A
Jonathan C. Hamley	E	E
Thomas Z. Reed	D	D
INTERESTED TRUSTEES
Joseph A. Giordano	E	E

  *Includes the one fund of the Trust.

**Mr. Dorkan resigned effective March 1, 2008.

•	The paragraph and table beginning on page 16 of the SAI under the section entitled “Compensation” is being amended in its entirety and replaced to read as follows:

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Independent Trustees are entitled to receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone, but these Trustees have agreed to waive their fees until further notice. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. The following table reflects the amount of compensation received by each Trustee for the fiscal year ended September 30, 2007.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
INDEPENDENT TRUSTEES
Murat M. Dorkan**	None	None	None	None
Jonathan C. Hamley	None	None	None	None
Thomas Z. Reed	None	None	None	None
INTERESTED TRUSTEES
Joseph A. Giordano	None	None	None	None

  *Each of the Trustees serves as a Trustee to the one fund of the Trust.

**Mr. Dorkan resigned effective March 1, 2008.

Investors Should Retain This Supplement for Future Reference

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